Intangible assets (Tables)	6 Months Ended
Jun. 30, 2024
Intangible assets and goodwill [abstract]
Schedule of Intangible Assets

(CHF in millions)	Patents, licenses and other rights	Software	Goodwill	Total

Cost at January 1, 2023	69.2	25.9	1.8	96.9
Accumulated Depreciation at January 1, 2023	(15.0)	(11.6)	—	(26.6)
Net book value at January 1, 2023	54.2	14.4	1.8	70.3

Six month period ended June 30, 2023
Opening net book value	54.2	14.4	1.8	70.3
Additions	0.1	1.9	—	2.0
Depreciation	(2.2)	(2.7)	—	(4.9)
Net book value at June 30, 2023	52.1	13.5	1.8	67.4

Cost at June 30, 2023	69.3	27.8	1.8	98.9
Accumulated Depreciation at June 30, 2023	(17.2)	(14.2)	—	(31.5)
Net book value at June 30, 2023	52.1	13.5	1.8	67.4

Cost at January 1, 2024	70.4	29.0	1.8	101.2
Accumulated Depreciation at January 1, 2024	(19.6)	(17.1)	—	(36.6)
Net book value at January 1, 2024	50.9	11.9	1.8	64.6

Six month period ended June 30, 2024
Opening net book value	50.9	11.9	1.8	64.6
Additions	0.5	1.8	—	2.3
Depreciation	(2.3)	(2.9)	—	(5.2)
Net book value at June 30, 2024	49.0	10.9	1.8	61.7

Cost at June 30, 2024	70.9	30.9	1.8	103.6
Accumulated Depreciation at June 30, 2024	(21.9)	(20.0)	—	(41.9)
Net book value at June 30, 2024	49.0	10.9	1.8	61.7